Schedule of earnings (loss) and weighted average numbers of ordinary shares (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Loss for the year / period attributable to equity owners	$ (49,732)	$ (15,658)	$ (46,700)
Weighted average number of shares in issue (‘000s)	19,456	6,655	3,079
Basic loss per share (dollars)	$ (2.56)	$ (2.35)	$ (15.17)
Diluted loss per share (dollars)	$ (2.56)	$ (2.35)	$ (15.17)